SCHEDULE OF CONCENTRATION RISKS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Accounts receivable					$ 10,353,708	$ 7,093,371
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 1,131,581	$ 1,183,445	$ 3,382,634	$ 2,488,622	$ 14,774,927	$ 13,837,042
Accounts receivable, percentage	29.50%	26.60%	29.20%	18.20%	83.00%	72.00%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 665,813	$ 694,743	$ 2,027,148	$ 2,372,942	$ 1,041,966	$ 1,048,329
Accounts receivable, percentage	17.40%	15.60%	17.50%	17.30%	6.00%	5.00%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 369,025	$ 614,556	$ 1,101,765	$ 2,206,993	$ 795,280	$ 2,236,276
Accounts receivable, percentage	9.60%	13.80%	9.50%	16.10%	4.00%	12.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage			25.00%		87.00%	83.00%
Accounts receivable	$ 768,954		$ 768,954		$ 8,970,298	$ 5,871,789
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage			15.00%		3.00%	5.00%
Accounts receivable	479,151		$ 479,151		$ 342,394	$ 355,419
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage			12.00%		3.00%	4.00%
Accounts receivable	373,236		$ 373,236		$ 340,179	$ 304,341
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 315,240	$ 538,251	$ 1,072,194	$ 1,707,290
Accounts receivable, percentage	8.20%	12.10%	9.30%	12.50%